Borrowings	12 Months Ended
Dec. 31, 2023
Borrowings
Borrowings

6.  Borrowings

The Company has borrowings with financial institutions. Some borrowings are secured. As of December 31, 2023 and 2022, time deposits with an aggregating book value of ¥26,002 thousand and ¥26,000, respectively, are pledged as collateral. Some borrowings are guaranteed by Credit Guarantee Association, a Japanese governmental affiliate agency which supplements private companies with credit. The borrowings accrue interest using fixed interest rates of 0.21% – 3.30% and 0.20% – 3.30% per annum as of December 31, 2023 and 2022, respectively. Debt issuance costs related to these borrowings are immaterial.

The Company issued corporate convertible bonds in the aggregate amount of ¥500,000 thousand to Kufu Company Inc., a Japanese company, in December 2022. The bonds are unsecured, accrue interest at a rate of 5.0% per annum, payable on June 30, 2023 and semi-annually thereafter, and will mature on December 28, 2027, unless earlier redeemed or converted. At any time between the six-month anniversary date of December 28, 2022 (which may be earlier in case of the limited event provided for in the indenture) and before the close of business on December 28, 2027, Kufu Company Inc., as the bond holder, may convert the bonds at its option, in whole or in part, into common shares. The Company granted a total of 40 share options, and one share option is attached to each bond equivalent to ¥12,500,000. The price per share used to calculate the number of the Company’s common shares to be delivered upon the exercise of the share options shall be ¥755. The bond holder may also exercise its put option to demand the redemption of the bonds by the Company, in whole or in part, any time after the six-month anniversary date of December 28, 2022.

The carrying value of the Company’s borrowings as of December 31, 2023 and 2022 are as follow:

	Thousands of Yen
	2023	2022
Short-term borrowings	¥400,000	¥	―
Borrowings (Due through 2035 with weighted average interest rates of 1.12% as of December 31, 2022, due through 2035 with weighted average interest rates of 0.66% as of December 31, 2021)	651,217		748,937
Corporate convertible bond	500,000		500,000
Current portion of borrowings	(500,415)		(99,168)
Borrowings, net of current portion	¥1,050,802		¥1,149,769

The carrying value of the Company’s borrowings approximate fair value at each balance sheet date because the stated rate of interest of the debt approximates the market interest rate at which the Company can borrow similar debt. As of December 31, 2023 and 2022, the Company did not have any borrowings measured at fair value.

The following is a summary of maturities of borrowings subsequent to December 31, 2023:

Thousands of Yen
Year ending December 31:
2024	¥100,415
2025	86,603
2026	94,587
2027	594,627
2028	94,664
2029 and thereafter	180,321
Total	¥1,151,217

Parent has short-term and long-term borrowings. These borrowings are primarily made under general agreements, which are to provide security and guarantees for present and future indebtedness or to secure a guarantor upon request of the bank, and that the banks shall have the right to offset cash deposits against any debts and obligations that have become due or, in the case of default, against all obligations to the banks. Kouji Eguchi, the representative director and the shareholder of Parent (holds 38.61% of common stock and all Class A common stock as of December 31, 2023) is a guarantor for five bank loans on behalf of our Company. As of December 31, 2023, the outstanding amount of loans guaranteed by Mr. Eguchi was ¥213,782 thousand. Kazuyoshi Takahashi, the representative director of ZACC is the guarantor for two bank loans on behalf of ZACC, which were borrowed by ZACC from three banks prior to the acquisition of ZACC. As of December 31, 2023, Mr. Takahashi’s guarantee has not been released and the outstanding amount of loans guaranteed by Mr. Takahashi was ¥56,407 thousand. None of the borrowing agreements contain any financial covenants.

In addition, the Company entered into a ¥200,000 thousand credit facility with a bank on August 7, 2023 which matured on May 31, 2024. As of December 31, 2023, the Company had used ¥200,000 thousand of the credit facility. The credit facility was subsequently renewed in 2024. See subsequent events footnote.